RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group's retirement benefit obligations

	2022	2021
	$ million	$ million
Funded plans:
UK Plan	114	137
US Plan	24	40
Other plans	(5)	(18)
	133	159
Unfunded plans:
Other plans	(52)	(91)
Retirement healthcare	(10)	(13)
	71	55
Amount recognised on the balance sheet – liability	(70)	(127)
Amount recognised on the balance sheet – asset	141	182

Reconciliation of benefit obligations and pension assets

			2022			2021
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,582)	1,637	55	(1,714)	1,684	(30)
Income statement expense:
Current service cost	(9)	–	(9)	(12)	–	(12)
Past service credit	–	–	–	(1)	–	(1)
Settlements	4	(4)	–	1	(1)	–
Interest (expense)/income	(29)	30	1	(25)	25	–
Administration costs and taxes	(3)	–	(3)	(3)	–	(3)
Costs recognised in income statement	(37)	26	(11)	(40)	24	(16)
Remeasurements:
Actuarial (loss)/gain due to liability experience	(43)	–	(43)	2	–	2
Actuarial gain due to financial assumptions change	503	–	503	43	–	43
Actuarial gain due to demographic assumptions	1	–	1	25	–	25
Return on plan assets (less)/greater than discount rate	–	(431)	(431)	–	9	9
Remeasurements recognised in OCI	461	(431)	30	70	9	79
Cash:
Employer contributions	–	6	6	–	14	14
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	2	–	2	2	–	2
Benefits paid, taxes and administration costs paid from scheme assets	81	(83)	(2)	79	(79)	–
Net cash	80	(74)	6	78	(62)	16

Exchange movements	94	(103)	(9)	24	(18)	6
Amount recognised on the balance sheet	(984)	1,055	71	(1,582)	1,637	55
Amount recognised on the balance sheet – liability	(194)	124	(70)	(271)	144	(127)
Amount recognised on the balance sheet – asset	(790)	931	141	(1,311)	1,493	182

Represented by:

			2022			2021
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(438)	552	114	(819)	956	137
US Plan	(336)	360	24	(463)	503	40
Other Plans	(210)	143	(67)	(300)	178	(122)
Total	(984)	1,055	71	(1,582)	1,637	55

Market value of the US, UK and Other Plans assets

	2022	2021	2020
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	2	4	10
Equity securities	3	84	91
Other bonds	30	50	49
Short dated credit fund	81	126	127
Liability driven investments	225	370	347
Diversified growth funds	55	89	89
	396	723	713
Other assets:
Insurance contract	156	233	250
Market value of assets	552	956	963
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	120	6	2
Equity securities	–	50	60
Government bonds – fixed interest	43	201	163
Corporate bonds	197	246	316
Market value of assets	360	503	541
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	7	5	5
Equity securities	49	55	51
Government bonds – fixed interest	7	5	9
Government bonds – index linked	–	4	4
Corporate and other bonds	10	11	10
Insurance contracts	21	33	37
Property	22	23	23
Other quoted securities	5	8	5
	121	144	144
Other assets:
Insurance contracts	22	34	36
Market value of assets	143	178	180
Total market value of assets	1,055	1,637	1,684

Principal actuarial assumptions

	2022	2021	2020
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	4.8	1.9	1.3
Future salary increases	n/a	n/a	n/a
Future pension increases	3.3	3.4	2.9
Inflation (RPI)	3.3	3.4	2.9
Inflation (CPI)	2.3	2.7	2.1
US Plan:
Discount rate	5.3	2.7	2.4
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2022	2021	2020
	years	years	years
Life expectancy at age 60
UK Plan:
Males	27.4	27.6	27.6
Females	30.1	30.1	30.1
US Plan:
Males	24.9	24.7	24.7
Females	27.1	26.8	26.8
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	28.9	29.1	29.1
Females	31.5	31.5	31.5
US Plan:
Males	24.9	24.6	24.6
Females	27.6	27.3	27.3

Sensitivity analysis

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1 yr	-50bps/-1yr
UK Plan:
Discount rate	(29.0)	32.0	(1.0)	2.0
Inflation	29.0	(27.0)	2.0	–
Mortality	16.0	(17.0)	1.0	–
US Plan:
Discount rate	(14.0)	14.0	–	–
Mortality	8.0	(8.0)	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the plan’s exposure to return-seeking assets.

Longevity risk

The present value of the plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.